Deferred Consideration	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Consideration
Deferred Consideration

Note 3 - Deferred Consideration

On November 11, 2022, the Company entered into the first Amendment to the Merger Agreement with Rockview Digital Solutions, Inc. (“Abaca”) and other parties. The Merger Agreement included a $30 million payment through a mix of cash and stock, including $9 million in cash over three installments and 105,000 Class A Common Stock (“Common Stock”), alongside deferred stock considerations based on a 10-day volume weighted average price (“VWAP”) formula.

A Second Amendment to the Merger Agreement, dated October 26, 2023, introduced deferred stock consideration of 291,791 shares of Common Stock at a recalculated value of $40.00 per share. No changes were made to the cash payments. Additionally, 250,000 stock warrants at $40.00 per share were issued, and a third-anniversary consideration of $1.5 million was introduced, payable in cash or Common Stock with a floor value of $40.00 per share, at the Company’s discretion. Given the Company’s financial condition, the Company currently intends to issue 37,500 unregistered shares of Common Stock in lieu of cash, computed using the floor value.

Funds are being held by the registry of the Denver County District Court in accordance with a court-approved motion described further in Note 17 Commitments and Contingencies.

The adjustments and changes to deferred consideration have been valued and recorded according to ASC 815 in the Company’s unaudited condensed consolidated financial statements.

The change in the amount of deferred consideration from January 1, 2024, to June 30, 2025, is as follows:

	Cash Considerations	Third Anniversary Consideration Payment	Total
Balance, January 1, 2024	$2,889,792	$810,000	$3,699,792
Fair value adjustment	126,551	(488,000)	(361,449)
Balance, December 31, 2024	3,016,343	322,000	3,338,343
Fair value adjustment	114,960	(235,000)	(120,040)
Balance, June 30, 2025	$3,131,303	$87,000	$3,218,303

The fair market value of the Abaca third anniversary payment consideration was determined using the Monte Carlo Simulation. The valuation was performed by the Company as of June 30, 2025, and by a third-party prior for prior periods.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the private placement warrants, public warrants, third anniversary payment consideration and Abaca warrants as of their measurement dates:

	June 30, 2025	December 31, 2024

Stock price	$2.17	$4.29
Payment date	10/15/2025	10/15/2025
Third anniversary consideration	$1,500,000	$1,500,000
Risk free interest rate	4.4%	4.2%
Market discount rate	5.8%	5.8%
Remaining term in years	0.25	0.75
Expected volatility	82.8%	86.2%

Note 3. Deferred consideration

On November 11, 2022, as provided in Exhibit 2.1 of the Company’s Current Report on Form 8-K filed with the SEC on November 16, 2022, on November 11, 2022, the Company entered into the first Amendment to the Merger Agreement and Plan of Merger to that certain Agreement and Plan of Merger, dated as of October 29, 2022, by and among the Parent, SHF Merger Sub I, a Delaware corporation and a direct wholly-owned subsidiary of Parent (“Merger Sub I”), SHF Merger Sub II, LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of Parent (“Merger Sub II” and, together with Merger Sub I, the “Merger Subs”), Rockview Digital Solutions, Inc., a Delaware corporation, d/b/a Abaca and Dan Roda, solely in such individual’s capacity as the representative of the Company Security Holders (the “Merger Agreement.”)

The Merger Agreement provided for payment of $30 million through a mix of cash and stock. The payment structure included $9 million in cash, distributed in three equal installments, with the first installment occurring at the merger closing and the other installments being paid on the first and second anniversaries of the merger closing. Additionally, the Class A Common Stock consideration was settled through 105,000 Class A Common Stock which represented a monetary equivalent calculated against the closing trading price, alongside deferred stock consideration calculated with a 10-day VWAP formula. Adjustments were made via amendments to redefine the terms and conditions of the deferred stock and cash considerations. The foregoing description of the Merger Agreement does not purport to be complete and is qualified in its entirety by the Merger Agreement attached as Exhibit 2.1 to the Company’s Current Report on Form 8-K filed with the SEC on November 16, 2022.

A Second Amendment to the Merger Agreement, dated October 26, 2023, by and among the Company, Merger Sub I, Merger Sub II, Rockview Digital Solutions, Inc., a Delaware corporation, d/b/a Abaca and Dan Roda, solely in such individual’s capacity as the representative of the Abaca security holders as referenced in Exhibit 2.1 of the Company’s Current Report on Form 8-K, filed with the SEC on October 27, 2023 (the “Second Amendment”) amends the Merger Agreement to provide for deferred stock consideration of 291,792 shares of Class A Common Stock to be issued at the first anniversary of the Second Amendment based on a recalculated value of $40.00 per share. No changes affected the scheduled cash payments under the Amended Second Amendment. Furthermore, a third-anniversary consideration of $1.5 million was introduced, payable in cash or Class A Common Stock at the Company’s discretion, alongside an issue of 250,000 stock warrants at an exercise price of $40.00 per share of Class A Common Stock. The adjustments and additional considerations have been valued and recorded according to ASC 815, reflecting changes in the fair value of deferred consideration in the consolidated statements of operations.

The change in the amount of deferred consideration from January 1, 2023, to December 31, 2024, is as follows:

	Stock Consideration	Cash Consideration	Third Anniversary Consideration Payment
January 1, 2023	$11,456,639	$5,650,775	$-
Less: Working capital adjustment	(108,691)	-	-
Less: Issuance of shares and payment to shareholders	(4,085,075)	(3,000,000)	-
Less: Issuance of Abaca warrants	(1,643,699)	-	-
Less: Issuance of third anniversary payment consideration	(430,000)	-	430,000
Less: Gain recognized in the consolidated statements of operations	(5,645,107)	-	-
Add: Fair value adjustment	455,933	239,017	380,000
December 31, 2023	-	2,889,792	810,000
Add: Fair value adjustment	-	126,551	(488,000)
December 31, 2024	$-	$3,016,343	$322,000

On October 17, 2024, the Company caused a Complaint to be filed in the District Court for the City and County of Denver, Colorado, captioned SHF Holdings, Inc. v. Daniel Roda, Gregory W. Ellis, and James R. Carroll, Case No. 2024CV33187 (Denver County District Court).  On November 21, 2024, in connection with the Company’s request, the Company caused the Merger Payment to be deposited into the Denver County District Court’s registry so that it can be distributed in accordance with the terms of the Merger Agreement. The Merger Payment has already been accounted for in the working capital deficit disclosed in the Liquidity and Going Concern section. On December 19, 2024, Daniel Roda, Gregory W. Ellis, and James R. Carroll caused an answer and counterclaim to be filed in response to the Company Complaint. For additional details, please refer to “Business––Involvement in Certain Legal Proceedings” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations for the years ended December 31, 2024 and 2023––Litigation” above as well as the Company’s Current Reports on Form 8-K filed with the SEC on October 18, 2024 and December 19, 2024.

On November 20, 2024, the Company deposited $3,000,000 with the District Court of Denver, Colorado, for the court to determine the appropriate disbursement method to Abaca shareholders. This amount is recorded under “Other Current Assets” on the balance sheet.